Filed with the U.S. Securities and Exchange Commission on May 24, 2021

1933 Act Registration File No.333-82865
1940 Act File No. 811-09447
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	42	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	45	[	X	]
(Check appropriate box or boxes)

Jacob Funds Inc.
(Exact Name of Registrant as Specified in Charter)
c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Address of Principal Executive Offices)     (Zip Code)
(424) 237-2164
(Registrant’s Telephone Number, including Area Code)

Ryan I. Jacob, c/o Jacob Asset Management of New York LLC
727 2nd Street #106, Hermosa Beach, California 90254
(Name and Address of Agent for Service of Process)
With Copies to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on May 26, 2021 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

JACOB FORWARD ETF
(JFWD)

a series of Jacob Funds Inc.

Listed on NYSE Arca, Inc.

PROSPECTUS
May 26, 2021

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

JACOB FORWARD ETF

FUND SUMMARY
Investment Objective
The Jacob Forward ETF (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.75%

1    The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary or other non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
2    Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$77	$240
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by investing in common stocks and other equity securities of companies of all sizes. The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities, such as preferred stocks, rights, or warrants. The Fund may have significant exposure to the information technology sector.
The Fund is managed utilizing a forward-looking investment strategy and seeks to invest in companies that are participating or engaged in innovative and disruptive technologies, products, or services. The Fund invests in a broad group of companies, including many that are in their early stages of development. In researching and selecting investments for the Fund, the Adviser is seeking strong, forward-looking management teams that can leverage innovative technology to obtain durable competitive advantages in order to generate superior rates of growth. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects, particularly a company’s potential for superior long-term growth of capital. It is the Adviser’s goal to maximize the growth potential of the Fund while also striving to acquire securities at reasonable valuations relative to their prospective growth rates.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets, including emerging markets, (i.e., those that are in the early stages of their industrial cycles), through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. The Adviser currently does not expect to invest more than 25% of the Fund’s net assets directly in foreign companies.
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Principal Investment Risks
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
•Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.
•Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore. common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
•Market Capitalization Risks:
•Large Capitalized Company Risk: The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Mid Capitalized Company Risk: The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
•Smaller Capitalized or Unseasoned Company Risk: Investments in smaller capitalized or unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•Micro-Capitalized Company Risk: Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions, natural disasters, epidemics and pandemics, and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
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•Recent Market Events Risk: U.S. and international markets have experienced a significant period of volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
•ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or unwilling or otherwise become unable to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other AP is able or willing to step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount), which may be due to supply and demand of Shares or other reasons. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause APs and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices. To the extent that the Fund holds securities that trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs that hold only domestic securities.
◦Trading: Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•New Fund Risk: The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Fund may also experience low trading volume and wide bid/ask spreads and may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange the value of the Fund may rapidly decline and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.
•Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, including recordkeeping standards, and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging market countries.
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•Management Risk: Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks.
Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section once the Fund has annual returns for a full calendar year. Updated performance information is available on the Fund’s website at www.jacobforwardetfs.com.
Fund Management
Jacob Asset Management of New York LLC serves as the Adviser.

Portfolio Manager	Title with the Adviser	Length of Service with the Fund
Ryan I. Jacob	Lead Portfolio Manager	Since Inception
Darren Chervitz	Co-Portfolio Manager	Since Inception
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks of Shares or whole multiples thereof, known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.jacobforwardetfs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND
Additional Information about the Fund’s Investment Objective. The Fund’s investment objective is long-term growth of capital. There is no assurance that the Fund will achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with notice of any such change.
Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing in common stocks and other equity securities of companies of all sizes. The Fund maintains a diversified portfolio of investments consisting primarily of common stocks. The Fund may also invest in other equity securities, such as preferred stocks, rights, or warrants. Equity securities generally represent an ownership interest in a company and their value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. The Fund may have significant exposure to the information technology sector.
The Fund is managed utilizing a forward-looking investment strategy and seeks to invest in companies that are participating or engaged in innovative and disruptive technologies, products, or services. The Fund invests in a broad group of companies, including many that are in their early stages of development. In researching and selecting investments for the Fund, the Adviser is seeking strong, forward-looking management teams that endeavor to leverage innovative technology to obtain durable competitive advantages in order to generate superior rates of growth. The Adviser’s overall stock selections are based on its qualitative and quantitative assessment of a company’s fundamental prospects, particularly a company’s potential for superior long-term growth of capital. Specifically, the Adviser looks for companies with expanding profit margins, sales and earnings growth which, over a business cycle, can be expected to produce high levels of free cash flow. Further, it is the Adviser’s goal to maximize the growth potential of the Fund while also striving to acquire securities at reasonable valuations relative to their prospective growth rates.
The Adviser expects to invest the Fund’s net assets primarily in U.S. companies, but may gain exposure to foreign markets through the global operations of U.S. companies, by purchasing depositary receipts or securities of foreign companies traded on U.S. exchanges, or through direct investment in foreign companies. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer. The Fund’s foreign investments may include securities of companies in emerging market countries, so that the Fund has the flexibility to take full advantage of investment opportunities in small and micro capitalization companies. The Adviser currently does not expect to invest more than 25% of the Fund’s net assets directly in foreign companies.
The Fund generally seeks to purchase securities as long-term investments, but the Adviser will sell or reduce holdings when a company fails to meet its expectations with regard to potential growth, addressable market, margin erosion, management changes or price considerations. The Fund may employ rapid trading strategies to capture incremental increases in the prices of securities, to seek to protect against downside risk and to enhance the Fund’s return.
The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses, or to maintain liquidity while seeking appropriate investments. There may be times, however, when the Fund attempts to respond to unfavorable market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.
Additional Information about the Fund’s Principal Risks. This section provides additional information regarding the principal risks described in the Fund Summary section above. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Each of the factors below could have a negative impact on the Fund’s performance and trading prices.
Growth Companies Risk: Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style may cause the Fund to underperform funds that have a broader investment style.
Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Common Stock Risk: Common stock represents an ownership interest in a company. Holders of common stock are generally subject to greater risk than holders of preferred stocks and debt securities because common stockholders generally have inferior rights to receive
7

payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors. Furthermore. common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change.
Market Capitalization Risks:
•Large Capitalized Company Risk: The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Mid Capitalized Company Risk: The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
•Smaller Capitalized Company Risk:  Investments in small capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Small cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
•Micro Capitalized Company Risk:  Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.
Market Risk: The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions, natural disasters, epidemics and pandemics, and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel, changed travel and social behaviors and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

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ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•APs, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other AP is able or willing to step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares: Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount), which may be due to supply and demand of Shares or other reasons. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause APs and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.To the extent that the Fund holds securities that trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs that hold only domestic securities.
•Trading: Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
New Fund Risk: The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Fund may also experience low trading volume and wide bid/ask spreads and may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. If the Fund were to be required to delist from the Exchange, the value of the Fund may rapidly decline, and performance may be negatively impacted. In addition, any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Foreign and Emerging Market Risk:  The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, including recordkeeping standards, and less stringent regulation of securities markets. Foreign securities markets generally have less volume than U.S. securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain
9

market) and the possible adoption of foreign governmental restrictions such as exchange controls. These risks are typically greater in emerging market countries.
Management Risk: Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks.
PORTFOLIO HOLDINGS INFORMATION
Information about the Fund’s daily portfolio holdings will be available at www.jacobforwardetfs.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).
MANAGEMENT
Investment Adviser
The Adviser, Jacob Asset Management of New York LLC, a federally registered investment adviser, is a Delaware limited liability company with its principal office located at 727 2nd Street #106, Hermosa Beach, California 90254. Pursuant to the Fund’s Investment Advisory Agreement, the Adviser manages the Fund’s portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general supervision of the Fund’s Board of Directors. The Adviser is also responsible for overseeing the performance of the Fund’s administrator and other service providers. For the services it provides to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
The management fee is structured as a “unified fee.” Therefore, under the Investment Advisory Agreement, the Adviser has agreed to pay all ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary or non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
A discussion regarding the basis for the Board of Directors’ approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s Annual report to Shareholders for the fiscal period ending August 31, 2021.
Portfolio Managers
The following individuals are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Ryan I. Jacob is the Lead Portfolio Manager of and is primarily responsible for the day-to-day management of the Fund. Mr. Jacob is the founder and Chief Executive Officer of the Adviser, as well as President of Jacob Funds Inc. He has served as Lead Portfolio Manager of the Fund since the Fund’s inception. Mr. Jacob serves as the Lead Portfolio Manager and a Co-Portfolio Manager for other series of Jacob Funds Inc. Mr. Jacob also served as a financial analyst for Lepercq, de Neuflize & Co. Inc. from September 1998 to June 1999 and as an analyst for Horizon Asset Management from October 1994 through August 1998. Mr. Jacob also served as the Director of Research for IPO Value Monitor, an investment related research service from 1996 to August 1998. Previously, Mr. Jacob was an assistant portfolio manager in the private clients group at Bankers Trust from October 1992 through October 1994. Mr. Jacob, a graduate of Drexel University, has over 27 years of investment experience.
Darren Chervitz has served as a Co-Portfolio Manager of the Fund since the Fund’s inception. Mr. Chervitz serves as the Lead Portfolio Manager and a Co-Portfolio Manager for other series of Jacob Funds Inc. He has served as the Director of Research for the Adviser since 1999. Prior to his employment with the Adviser, Mr. Chervitz was a financial editor and reporter for CBS MarketWatch from August 1996 to July 1999. Mr. Chervitz was also a technology stock analyst for ZDTV from August 1996 to July 1999. Mr. Chervitz has over 23 years of financial industry and investment experience.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage, and the Portfolio Managers’ ownership of Shares.
HOW TO BUY AND SELL SHARES
The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. Each AP must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
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When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the bid-ask spread on your transactions. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.
Determination of NAV
The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).
Fair Value Pricing
The Board has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Fund will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in any applicable SEC exemptive order or rule under the 1940 Act, including that such investment companies enter into an agreement with the Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder
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documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. The Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange; and when you purchase or redeem Creation Units (institutional investors only).
Taxes on Distributions
The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Certain of the Fund’s investment strategies may limit its ability to make distributions eligible for the reduced rates applicable to qualified dividend income.
Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a
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shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.
The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.
The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Foreign Taxes
To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION
The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
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PREMIUM/DISCOUNT INFORMATION
After the Fund’s first quarter of operations, information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund will be available, free of charge, on the Fund’s website at www.jacobforwardetfs.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.
FINANCIAL HIGHLIGHTS
The Fund has not commenced operations prior to the date of this Prospectus and therefore does not have financial information.

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Prospectus

May 26, 2021
JACOB FORWARD ETF
a series of Jacob Funds Inc.
Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobforwardetfs.com.

Investment Adviser Jacob Asset Management of New York LLC Administrator and Transfer Agent and Dividend Agent U.S. Bank Global Fund Services Underwriter and Distributor Quasar Distributors, LLC	Custodian U.S. Bank N.A. Legal Counsel Stradley Ronon Stevens & Young, LLP Independent Registered Public Accounting Firm BBD, LLP

A Statement of Additional Information (SAI) provides additional detailed information about the Fund. A current SAI dated May 26, 2021, as supplemented from time to time, is on file with the U.S. Securities and Exchange Commission (SEC) and is herein incorporated by reference into this Prospectus. Additional information about the Fund’s investment is available in the Fund’s annual and semi-annual reports to shareholders (when available). In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance after the first fiscal year the Fund is in operation. You may obtain the SAI and the Annual and Semi-Annual Reports without charge on the Fund’s website (www.jacobforwardetfs.com) or by calling the Fund at 1-888-JACOB-FX. To request other information or to make inquiries, please call your financial intermediary or the Fund.

You may visit the SEC’s Internet website (www.sec.gov) to view the SAI, material incorporated by reference, and other information on the EDGAR database. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by sending an e-mail to publicinfo@sec.gov.

Registration No. 811-09447

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JACOB FORWARD ETF
(JFWD)

a series of Jacob Funds Inc.
Listed on NYSE Arca, Inc.
STATEMENT OF ADDITIONAL INFORMATION
May 26, 2021
___________________
Jacob Funds Inc. is an open-end management investment company that is comprised of separate and distinct series, representing separate portfolios of investments. This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund’s Prospectus, dated May 26, 2021 (the “Prospectus”).
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, which may be obtained without charge by calling the Fund toll-free at 1-888-JACOB-FX. The material relating to the purchase, redemption, exchange and pricing of shares has been incorporated by reference into the Statement of Additional Information from the Fund’s Prospectus.
Audited financial statements are not present for the Fund because the Fund is newly formed and had not yet commenced operations prior to the date of the SAI. Once available, the Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated into this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-09447). When available, you may obtain a copy of the Fund’s Annual Report at no charge by contacting the Fund at the phone number noted above or visiting www.jacobforwardetfs.com.

This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety.

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I.GENERAL INFORMATION ABOUT THE FUND
Jacob Funds Inc. (the “Company”) is a Maryland corporation and was incorporated in Maryland on July 13, 1999. The Company is an open-end management investment company consisting of multiple investment series. This SAI is related to the Jacob Forward ETF (the “Fund”).
The Company is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “1933 Act”). The Company is governed by its Board of Directors (the “Board”). Jacob Asset Management of New York LLC (“Jacob” or the “Adviser”) serves as investment adviser to the Fund.
The Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also generally redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors, referred to as “Authorized Participants” (as discussed in “Procedures for Purchase of Creation Units” below), can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are generally not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Company cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Company may impose a transaction fee for each creation or redemption. In all cases, any redemption fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
II.    DESCRIPTION OF THE FUND AND ITS INVESTMENT STRATEGIES AND RISKS
A.INVESTMENT STRATEGIES AND RISKS
The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing common stocks and other equity securities of companies of all sizes.
As a diversified, open-end management investment company, at least 75% of the Fund’s total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund’s total assets and to not more than 10% of the issuer’s voting securities.
There is no assurance that the Fund will achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ notice of any such change.

The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the Fund and, therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act with respect to the Fund. The terms of this exclusion limit the ability of the Fund to enter into futures, options on futures or engage in swaps transactions for non-hedging purposes. However, the Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.
With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
B.RECENT MARKET EVENTS
Recent Market Developments. The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.
The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the global economic environment. These disruptions have led to instability in the marketplace, including losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, low or negative interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

C.REGULATORY RISKS
Future regulatory developments applicable to registered investment companies could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies.
In October 2020, the SEC approved new Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. New Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and amends a fund’s reporting and disclosure requirements on Forms N-CEN and N-PORT regarding its use of derivatives. In addition, new Rule 18f-4 requires funds that enter into derivatives transactions, who are more than a “limited derivatives user,” to adopt and implement a written derivatives risk management program and appoint a derivatives risk manager. A fund is considered to be a “limited derivatives user,” if it limits its derivatives exposure to 10% of its net assets and adopts and implements policies and procedures reasonably designed to manage the fund's derivatives risks.
In October 2020, the SEC also adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the adoption of Rule 12d1-4, which will permit the Fund to invest in other investment companies in excess of statutory limits without an exemptive order, subject to certain conditions.
D.DESCRIPTION OF THE FUND’S PORTFOLIO SECURITIES AND DERIVATIVES
The following expands upon the descriptions in the Prospectus of the types of securities in which the Fund may invest and their related risks. In addition, this section discusses certain potential Fund investments that were not previously described in the Prospectus.
Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Smaller Companies. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Exchange-Traded Funds (“ETFs”). The Fund may invest in shares of other investment companies (including ETFs). As the shareholder of another ETF, the Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in other ETFs may be limited by applicable law.
Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Fund’s NAV.
Foreign Securities. The Fund may invest in foreign securities, including securities of emerging market countries. The Fund may invest directly in foreign companies or purchase foreign company securities traded on U.S. exchanges. The Fund may also invest in foreign companies by purchasing depositary receipts. Depositary receipts are certificates normally issued by U.S. banks that evidence the ownership of shares of a foreign issuer, as described below.
Investment in foreign companies, including issuers located in emerging market countries, involves somewhat different investment risks from those of investing in U.S. domestic companies. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards, including recordkeeping standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts. Foreign securities markets generally have substantially less volume than domestic securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Indirect costs, such as brokerage commissions and other transaction costs, on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. The foreign securities in which the Fund invests may indirectly be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Emerging Market Securities. The Fund, subject to its investment strategies and policies, may invest in emerging market investments, which have exposure to the risks discussed above relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.
Emerging market stock markets continue to undergo growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.
Emerging market debt securities may be more volatile, relatively less liquid and more difficult to value than debt securities economically tied to developed foreign countries. If the Fund’s investments need to be liquidated quickly, the Fund could sustain significant transaction costs. Further, investing in emerging market debt securities may present a greater risk of loss resulting from problems in security registration and custody or substantial economic, social, or political disruptions. In addition, rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Emerging market securities may present market, credit, currency, liquidity, legal, political and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed foreign countries. Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, relatively less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Depositary Receipts. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of depositary receipts. Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are issued by banks or trust companies and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designated for use in European markets. A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country as detailed in the Fund’s prospectus.
The Fund may purchase depositary receipts whether they are “sponsored” or “unsponsored.” “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.
U.S. Government Obligations and U.S. Government Agency Obligations. U.S. government obligations are debt securities issued by the U.S. Treasury, which are direct obligations of the U.S. government. U.S. Treasury obligations differ in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one year or ten years), U.S. Treasury bonds (generally maturities of more than ten years). U.S. government agency obligations are issued or guaranteed by U.S. government sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (i.e., the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac (i.e., the Federal Home Loan Mortgage Corporation) and Fannie Mae (i.e., the Federal National Mortgage Association). The maturities of U.S. government obligations usually range from three months to thirty years.
Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.
The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks it rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund’s rights.
Hedging Transactions. The Fund may, but does not currently intend to, enter into hedging transactions. Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. The Fund is permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate to reduction of risk; they cannot be for speculation. In particular, the Fund may write covered call options on securities or stock indices. By writing call options, the Fund limits its profit to the amount of the premium received. By writing a covered call option, the Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Fund will not write options if immediately after such sale the aggregate value of the obligations under the outstanding options would exceed 25% of the Fund’s net assets.
To the extent the Fund uses hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Fund may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Fund, the Adviser will attempt to create a very closely correlated hedge.
Short Sales. The Fund may make short sales of securities “against-the-box.” A short sale “against-the-box” is a sale of a security that the Fund either owns an equal amount of or has the immediate and unconditional right to acquire at no additional cost. The Fund will make short sales “against-the-box” as a form of hedging to offset potential declines in long positions in the same or similar securities.
Options Transactions. The Fund may, but does not currently intend to, enter into options transactions. The Fund may purchase call and put options on securities and on stock indices in an attempt to hedge its portfolio and to increase its total return. Call options may be purchased when it is believed that the market price of the underlying security or index will increase above the exercise price. Put options may be purchased when the market price of the underlying security or index is expected to decrease below the exercise price. The Fund may also purchase all options to provide a hedge against an increase in the price of a security sold short by it. When the Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the

Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were purchased directly.
In addition, the Fund may write covered call options on securities or stock indices. By writing options, the Fund limits its profits to the amount of the premium received. By writing a call option, the Fund assumes the risk that it may be required to deliver the security at a market value higher than its market value at the time the option was written plus the difference between the original purchase price of the stock and the strike price. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.
Lending of Securities. The Fund may lend its portfolio securities to qualified institutions as determined by the Adviser. By lending its portfolio securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund in such transaction. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Board. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Board.
Investment Companies. The Fund may purchase securities of other investment companies only to the extent that (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12(d) of the 1940 Act, or a SEC rule or order.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).
Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board, the Adviser determines the liquidity of the Fund’s investments, and through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, more than 15% of the Fund’s net assets were invested in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Registered investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
A large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
Rule 144A securities will be considered illiquid and therefore subject to the Fund’s limit on the purchase of illiquid securities unless the Directors or their delegates determine that the Rule 144A securities are liquid. In reaching liquidity decisions, the Directors and their delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).
Borrowing. Currently, the 1940 Act permits the Fund to borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed.) To the extent permitted by the 1940 Act, or the rules and regulations thereunder, the Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. The Fund may not, however, purchase additional securities while borrowings exceed 5% of its total assets. Interest paid on borrowings will reduce net income. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligations resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund will reduce its borrowing amount within three days, if the Fund’s asset coverage falls below the amount required by the 1940 Act.

Cyber security risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value.
Tax risk. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
E.FUND POLICIES - INVESTMENT RESTRICTIONS
The Fund has adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund. Under the 1940 Act, a “majority of the outstanding voting securities” of the Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.
The Fund will not, as a matter of fundamental policy:
(1)Borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to registered investment companies and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).
(2)Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
(4)Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
(5)Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. Currently, to avoid concentration of investments, the Fund may not invest more than 25% of its total assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).
(6)Purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
(7)Change its classification under the 1940 Act from “diversified” to “non-diversified.” The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A diversified fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.
As indicated above, as a matter of fundamental policy, the Fund is permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act. At the present time, the Fund does not intend to borrow money or issue senior securities in excess of 5% of its net assets.
The Fund has adopted the following investment restrictions as non-fundamental investment restrictions, which means that they can be changed by the Board without shareholder approval.
(1)The Fund will not invest in companies for the purpose of exercising control of management.
(2)The Fund will not purchase securities on margin.
(3)The Fund will not invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable.  If more than 15% of the Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.
The Fund is subject to the requirements of Rule 22e-4 under the 1940 Act. Pursuant to Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4.
The Adviser may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) or any other reasonable industry classification system (including systems developed by the Adviser) for purposes of the Fund’s investment restrictions and policies relating to industry concentration.
F.TEMPORARY DEFENSIVE POSITIONS
When the Adviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers’ acceptances, variable rate demand instruments or repurchase agreements for such securities and securities of the U.S. government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers’ acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. government or state governments. The Fund’s investments in foreign short-term instruments will be limited to those that, in the opinion of the Adviser, equate generally to the standards established for U.S. short-term instruments.
G.PORTFOLIO TURNOVER
The annual portfolio turnover rate indicates changes in the Fund’s portfolio, and is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio long-term securities owned by the Fund during the fiscal year. A 100% portfolio turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and might result in a greater number of taxable transactions.
III.     DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

IV.     EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.
The Company reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
V.    MANAGEMENT OF THE FUND
The Board is responsible for the overall management and supervision of the Fund. Like most funds, the day-to-day management and operation of the Fund is performed by various service providers, such as an investment adviser, administrator, transfer agent, distributor and custodians. The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Fund, and exercising general service provider oversight. The Board employs Jacob Asset Management of New York LLC (the “Adviser”) as the investment adviser for the Fund. The Adviser supervises all aspects of the Fund’s operations and provides investment advice and portfolio management services to the Fund. Subject to the Board’s supervision, the Adviser makes all of the day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments. The Board has appointed employees of certain of these service providers as officers of the Company, with responsibility for supervising actively the day-to-day operations and reporting to the Board regarding operations. The Board has also appointed a Chief Compliance Officer who administers the Company’s compliance program and regularly reports to the Board on compliance matters. The role of the Board and any individual Director is one of oversight and not of active management of the day-to-day operations or affairs of the Company.
The Board is currently composed of four Directors: three Independent Directors and Mr. Jacob, a Director who is affiliated with the Adviser. The Board has appointed Mr. Jacob, the founder of the Adviser and the Company, to serve in the role of Chairman.

The Directors and officers of the Company and their principal occupations during the past five years are set forth below. Their titles may have varied during this period.

Name, Address(1) and Age	Position(s) Held with the Company	Term of Office & Length of Time Served(2)	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director
Independent Directors:
William B. Fell Age: 51	Director	Since 1999	Chief Financial Officer, Rhoads Industries, Inc., since 2012; Accounting and Financial Consultant, 2010-2012.	4	None
Christopher V. Hajinian Age: 51	Director	Since 1999	Media Production, since 2011; Property Management, since 2008.	4	None
Jeffrey I. Schwarzschild Age: 49	Director	Since 1999	Chief Counsel, California Conservation Corps, since September 2011.	4	None
Interested Director:
Ryan I. Jacob(3) Age: 51	Director, President, Chairman of the Board and Chief Executive Officer	Since 1999	Chairman and Chief Executive Officer of the Adviser since 1999.	4	None
Officers:
Francis J. Alexander(4) Age: 76	Vice President, Secretary and Treasurer	Since 1999	Member of the Adviser and portfolio manager of the Fund since inception, President, Alexander Capital Management, Inc., March 1985-June 2017.	N/A	N/A
Shane Morris(4) Age: 43	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since July 2008	Operations Manager for the Adviser since July 2008.	N/A	N/A
__________________________
(1)    The address of each Director and Officer as it relates to the Company’s business is c/o Jacob Asset Management, 727 2nd Street #106, Hermosa Beach, California 90254.
(2)    Each Director holds office during the lifetime of the Company, until his termination, or until the election and qualification of his successor.
(3)    Ryan I. Jacob is deemed to be an “interested person” of the Company (as defined in the 1940 Act) because of his affiliation with the Adviser.
(4)    Francis J. Alexander and Shane Morris are related to each other as stepfather and stepson, respectively.

Audit Committee. The Board has established an Audit Committee made up of the Independent Directors. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee (1) oversees the Company’s accounting and financial reporting policies and practices, its internal control over financial reporting and, as appropriate, inquiries into the internal control over financial reporting of certain service providers; (2) oversees the quality and objectivity of the Company’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Company’s independent registered public accounting firm and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Company’s independent registered public accounting firm; and (4) acts as a liaison between the Company’s independent registered public accounting firm and the full Board. The Audit Committee is composed of Messrs. Fell, Hajinian and Schwarzschild. During the fiscal year ended August 31, 2020, the Audit Committee held two meetings.
Oversight of Risk. The Board oversees risk as part of its general oversight of the Fund. The Fund is subject to a number of risks, including investment, compliance, financial, liquidity, operational and valuation risks. The Company’s officers, the Adviser and other Fund service providers perform risk management as part of the day-to-day operations of the Fund and the Board receives related reports regarding risk-management and related findings. The Board recognizes that it is not possible to identify all risks that may affect the Fund, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Company; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Company, Adviser, principal underwriter, and fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Chief Compliance Officer and other senior officers of the Company and the Adviser regarding the compliance procedures of the Company and its service providers; and (6) meeting with outside counsel to discuss risks related to the Fund’s investments and operations. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Directors’ Qualifications and Experience. The Board believes that each of the Directors has the qualifications, experiences, attributes and skills appropriate to continued service as a Director of the Company in light of the Company’s business and structure. Among the attributes and skills common to all Directors are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other service providers, and the ability to exercise independent business judgment. Also, in addition to a demonstrated record of academic, business and professional accomplishment, all of the Directors have served on the Board for a number of years. In their service to the Company, the Directors have gained substantial insight into the operation of the Company and have demonstrated a commitment to discharging oversight duties as Directors in the interests of shareholders. Generally, no one factor was decisive in determining that an individual should serve as a Director. Set forth below is a brief description of the specific experience ad attributes of each Director. Additional details regarding the background of each Director is included in the chart earlier in this section.
Ryan I. Jacob. Mr. Jacob has served as an Interested Director since the Company was established in 1999, and he serves as a Portfolio Manager of the Fund. Mr. Jacob is the founder, Chairman, and Chief Executive Officer of the Adviser. Mr. Jacob has significant experience derived from his over 27 years in the investment management industry.

William B. Fell. Mr. Fell has served as a Director since the Company was established in 1999, and he serves as the Chairman of the Audit Committee. Mr. Fell has significant experience in accounting and financial matters as a result of his career as an accountant, accounting manager, controller for a public company and chief financial officer.
Christopher V. Hajinian. Mr. Hajinian has served as a Director since the Company was established in 1999. Mr. Hajinian is an attorney with significant business experience derived from his work as a lawyer in private practice and in real estate property management.
Jeffrey I. Schwarzschild. Mr. Schwarzschild has served as a Director since the Company was established in 1999. He is an accomplished attorney and his work in both the private and public sectors has provided him with significant and diverse professional experience. Mr. Schwarzschild’s legal training and experience provide him with skills valuable to his fiduciary oversight role with respect to the Fund.
The Board believes that the Company’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment. The Board’s leadership structure permits important roles for the President of the Adviser, who serves as Chairman of the Company and oversees the Advisor’s day-to-day management of the Fund. The independent Directors work closely on all Fund matters, including Audit Committee matters, and have not seen any need to appoint a lead independent Director. The independent Directors have access to outside independent legal counsel, the Chief Compliance Officer and Fund service providers. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.
Each Director who is not an interested person of the Fund receives a $30,000 annual retainer fee and is reimbursed for all out-of-pocket expenses incurred in connection with attendance at such meetings. Additionally, each Audit Committee member receives a fee of $1,000 for each Audit Committee Meeting and the Chairman of the Audit Committee receives a $2,000 annual retainer fee.

The following table shows the estimated compensation to be earned by each Director for the Fund’s fiscal period ending August 31, 2021. Independent Director fees are paid by the Adviser and not by the Fund.

COMPENSATION TABLE
Name of Person Position with the Fund	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex
William B. Fell Director	$0	$0	$0	$34,000
Christopher V. Hajinian Director	$0	$0	$0	$32,000
Ryan I. Jacob Director, President, Chairman of the Board and Chief Executive Officer	$0	$0	$0	$0
Jeffrey I. Schwarzschild Director	$0	$0	$0	$32,000
As of the date of this SAI, the Fund had not yet commenced operations, and consequently, no Director of the Company owned Shares of the Fund.

VI.    CODE OF ETHICS
The Company and the Adviser have adopted a Joint Code of Ethics that governs the conduct of employees of the Company and Adviser who may have access to information about the Company’s securities transactions. The Joint Code of Ethics recognizes that such persons owe a fiduciary duty to the Fund’s shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Joint Code of Ethics requires the preclearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Company; and contains prohibitions against personal trading of initial public offerings. Violations of the Code are subject to review by the Board and could result in severe penalties.
The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Company or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Company or the Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
VII.    PROXY VOTING POLICIES
The Board delegated proxy voting authority to the Adviser and adopted proxy voting guidelines (“Guidelines”) to be used by the Adviser in voting the proxies of the Fund’s portfolio securities. In general, proxies are voted in a manner that is consistent with the best interest of Fund shareholders. Proxies are divided into routine and non-recurring/extraordinary matters. The routine matters are generally voted in accordance with management’s recommendations, absent a particular reason to vote in a contrary manner. Non-recurring/extraordinary matters are voted on a case-by-case basis in accordance with the best interests of shareholders. Generally, for non-recurring extraordinary matters, the Adviser will: (i) accept proposals that support best practices for corporate governance, or restore or protect shareholders’ authority; (ii) reject proposals that protect management from results of mergers and acquisitions, have the effect of diluting the value of existing shares, or reduce shareholders’ power over any company actions; and (iii) vote with management on proposals that address social or moral issues.
In general, the proxies of the Fund’s portfolio securities are to be voted in the Fund shareholders’ best interest without regard to any other relationship, business or otherwise, between (i) the issuer of the portfolio security, and (ii) the Fund, the Adviser, the Distributor or any affiliated person thereof. The Guidelines contain provisions to address potential conflicts of interest. The Adviser is responsible for identifying conflicts of interest and determining whether the conflict is material. If a conflict of interest is determined to be material, the conflict of interest must be resolved before the portfolio security proxy is voted. Resolutions of material conflicts of interest include: disclosing the conflict to the Board and obtaining Board consent before voting; engaging a third party to vote the proxy or recommend a vote of the proxy utilizing the Guidelines; or utilizing any other method deemed appropriate given the circumstances of the conflict.
When available, information about how the Fund voted proxies during the most recent 12-month period ended June 30 relating to portfolio securities can be obtained without charge, upon request by calling 1-888-JACOB-FX (522-6239) or on the SEC’s website at http://www.sec.gov.
VIII.    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. Prior to the date of this SAI, the Fund had not commenced operations, and consequently, there were no Shares outstanding.
IX.    INVESTMENT ADVISORY AND OTHER SERVICES
A.INVESTMENT ADVISER
General Information. Jacob Asset Management of New York LLC (the “Adviser”), a registered investment adviser, is a Delaware limited liability company with its principal office located at 727 2nd Street #106, Hermosa Beach, California 90254. The Adviser supervises all aspects of the Fund’s operations and provides investment advice and portfolio management services to the Fund. Pursuant to the Fund’s Investment Advisory Agreement (the “Advisory Agreement”) and subject to the supervision of the Company’s Board, the Adviser makes the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions, and generally manages the Fund’s investments.
Ryan I. Jacob, founder, Chairman and Chief Executive Officer of the Adviser and President, Chief Executive Officer and Director of the Company, is a controlling person of the Adviser based on his majority ownership interest and is an affiliated person of the Fund. Francis J. Alexander is an affiliated person of both the Adviser and the Fund. Mr. Alexander has a minority ownership interest in the Adviser and is Vice President, Secretary, and Treasurer of the Company.

The Adviser provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and Directors of the Company, may be directors, officers or employees of the Adviser or its affiliates. The Adviser may also provide the Fund with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, Fund Services will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Adviser, of its affiliates or of other organizations.
Adviser’s Fees. The Adviser arranges for transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
The management fee is structured as a “unified fee.” Therefore, under the Advisory Agreement, the Adviser has agreed to pay all ordinary operating expenses of the Fund except for the following expenses, each of which is paid by the Fund; the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary or other non-routine expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser shall not be liable to the Fund or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Fund or for any losses that may be sustained in the purchase, holding or sale of any security.
The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Directors who are not “interested persons” of the Adviser or the Company; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Company or the Adviser.
The Company may from time-to-time hire its own employees or contract to have management services performed by third parties, and the management of the Company intends to do so whenever it appears advantageous to the Fund.
B.THE DISTRIBUTION AND SERVICE PLANS AND THE DISTRIBUTOR
The Company, the Adviser, and Quasar Distributors, LLC (the “Distributor”), a subsidiary of Foreside Financial Group, LLC, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.
Under the Distribution Agreement, the Distributor, as agent for the Company, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Company until accepted by the Company. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Company on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Directors), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares. If you have any additional questions, please call 1-888-JACOB-FX.

Distribution and Service Plan. The Company has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. If implemented, the Plan is reasonably likely to benefit the Fund and its shareholders by, among other things, increasing advertising of the Fund, encouraging purchases of Shares and services to its shareholders, and increasing or maintaining assets of the Fund that certain fixed expenses may be spread over a broader asset base, with a positive impact on per share expense ratios. No payments pursuant to the Plan are currently expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Directors of the Company and by a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Directors”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Directors of the Company and of the Qualified Directors.
Under the Plan, the Fund is authorized to pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. If the Distributor received compensation under the Plan, the Distributor would then be permitted to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee, once implemented, would be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. If the Plan is implemented in the future, the Company intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, fund supermarkets and the affiliates and subsidiaries of the Company’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

C.ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.
Pursuant to the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement between the Company and Fund Services, Fund Services provides the Company with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund. The fee is based on the Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
Because the Fund is new, the Adviser has not paid any amount to Fund Services for administrative services rendered to the Fund as of the date of this SAI.
D.CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund. The fee is based on the Company’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
E.COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Legal matters in connection with the issuance of Fund shares are passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103.
BBD, LLP, 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103 serves as the independent registered public accounting firm for the Fund.
Bryan Cave LLP, One Kansas City Place, 1200 Main Street, Suite 3800, Kansas City, Missouri 64105 serves as independent legal counsel to the Independent Directors of the Company.

X.    PORTFOLIO MANAGERS
Ryan I. Jacob and Darren Chervitz serve as the Fund’s portfolio managers (the “Portfolio Managers”). The Portfolio Managers are jointly and primarily responsible for the day-to-day management of the Fund. This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.
A.OTHER ACCOUNTS MANAGED
In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ryan I. Jacob	3	$352,756,610	0	$0	0	$0
Darren Chervitz	3	$352,756,610	0	$0	0	$0
* Information provided is as of April 30, 2021. None of the accounts managed by the Portfolio Managers are subject to performance based advisory fees.
B.COMPENSATION
As principals of the Adviser, Mr. Jacob, Mr. Alexander, and Mr. Chervitz receive distributions as principals and do not receive compensation in the form of a salary or bonuses. The distributions are based on the income of the Adviser and the Adviser’s income is based on the asset level of the Fund.
C.CONFLICTS OF INTEREST
The Portfolio Managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have a similar investment objective as that of the Fund. Therefore, a potential conflict of interest may arise as a result of the similar investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund he manages. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.
D.OWNERSHIP OF SECURITIES
The Fund is required to show the dollar range of each Portfolio Manager’s “beneficial ownership” of Shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. Prior to the date of this SAI, the Portfolio Managers did not beneficially own Shares of the Fund because the Fund had not yet commenced operations.

XI.    BROKERAGE ALLOCATION AND OTHER PRACTICES
A.BROKERAGE TRANSACTIONS
The Adviser makes the decisions to buy or sell securities in the Fund’s portfolio. In the over-the-counter market, where a majority of the portfolio securities are expected to be traded, orders are placed with responsible primary market-makers unless a more favorable execution or price is believed to be obtainable. Regarding exchange-traded securities, the Adviser determines the broker to be used in each specific transaction with the objective of obtaining a favorable commission rate and transaction price on each transaction (best execution). The Adviser will also consider the reliability, integrity and financial condition of the broker-dealer, the size of and difficulty in executing the order, the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis, as well as other factors such as the broker-dealer’s ability to engage in transactions in securities of issuers which are thinly traded. The Adviser does not intend to employ a broker-dealer whose commission rates fall outside of the prevailing ranges of execution costs charged by other broker-dealers offering similar services.
When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information or research and brokerage services to the Adviser, or portfolio transactions may be effected by brokers or dealers affiliated with the Adviser or Distributor. To the extent that such persons or firms supply investment information or research and brokerage services to the Adviser, such information is supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
The investment information or research and brokerage services provided to the Adviser is of the type described in Section 28(e) of the Exchange Act and is designed to augment the Adviser’s own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all of its clients’ accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Adviser determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.
Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions will be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.
Because the Fund is new, it has not paid any brokerage commissions as of the date of this SAI.
B.DIRECTED BROKERAGE
Because the Fund is new, the Fund has not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser as of the date of this SAI.
C.BROKERAGE WITH FUND AFFILIATES
The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act, and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Directors, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. Because the Fund is new, the Fund has not paid brokerage commissions to any registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor as of the date of this SAI.
D.SECURITIES OF “REGULAR BROKER-DEALERS”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. Because the Fund is new, the Fund did not hold any securities of its “regular broker dealers” as of the date of this SAI.

XII.    DESCRIPTION OF SHARES
The authorized capital stock of the Company consists of four billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Board is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio.
Shares of any series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.
There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of the Fund are generally redeemable only in Creation Unit aggregations by Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below).
The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. The Fund does not issue certificates evidencing Fund shares.
As a general matter, the Fund will not hold annual or other meetings of its shareholders. This is because the By-laws of the Company provide for annual meetings only (a) for the election of directors, (b) for approval of revisions to the Fund’s investment advisory agreement, (c) for approval of revisions to the Company’s distribution agreement with respect to a particular series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Company Directors and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.
XIII.    BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Company recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Company upon request and for a fee a listing of Shares held by each DTC Participant. The Company shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Company makes other arrangements with respect thereto satisfactory to the Exchange.

XIV.     PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
With respect to the Fund and not other series in the Company, the Company issues and redeems Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”), the applicable order form and this SAI. The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
A.FUND DEPOSIT
The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component, plus the creation transaction fee. Notwithstanding the foregoing, the Company reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
The Cash Component will generally include Deposit Cash: (1) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (2) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots (i.e., the standard unit of trading in that particular type of security in its primary market); or (3) if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Creation Units on that day to deposit or receive (as applicable) cash in lieu of certain portfolio holdings solely because: (i) such portfolio holdings are not eligible for transfer either through the NSCC or the DTC; (ii) if the Fund holds non-U.S. securities, such non-U.S. securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (iii) “To Be Announced” (“TBA”) transactions, short positions, derivatives and other positions that cannot be transferred in kind (including instruments that can be transferred in kind only with the consent of the original counterparty to the extent the Fund does not seek such consents).

Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component may include a balancing amount, which is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities and Deposit Cash, as applicable (the “Balancing Amount”). If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities and Deposit Cash, as applicable), the Authorized Participant shall pay such positive amount to the Fund. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities and Deposit Cash, as applicable), the Authorized Participant will be entitled to receive cash in an amount equal to the Balancing Amount from the Fund. The Balancing Amount serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities and Deposit Cash, as applicable. Computation of the Balancing Amount excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and the required number of securities comprising the Deposit Securities and the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities and the required amount of Deposit Cash, as applicable, is made available, although the Fund reserves the right to accept a Fund Deposit that consists of a Custom Basket as described above.

The identity and number of instruments comprising the Deposit Securities and the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as portfolio adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The Company reserves the right to: (i) utilize all cash baskets (if otherwise transacting in kind); (ii) permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security (a) is not available in sufficient quantity for delivery, (b) is not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting, or (c) is a non-U.S. holding, which, if transferred, would result in unfavorable tax treatment to the recipient of such Deposit Security; (iii) utilize a secondary basket that differs from the initial creation basket used in transactions on that same Business Day; or (iv) utilize a non-representative basket that consists of a selection of instruments that are already included in a Fund’s portfolio holdings (collectively, “custom orders”).

B.PROCEDURES FOR PURCHASE OF CREATION UNITS
To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be, or an investor must transact through, (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Company, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Company, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and applicable order form. The order cut-off time for the Fund for orders to purchase Creation Units on the same Business Day is 4:00 p.m. Eastern time. In addition, orders to purchase Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. Such times may be modified by the Fund from time-to-time by amendment to the Participant Agreement and applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time or such earlier time as may be designated by the Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” Future Dated Trades to purchase or redeem Creation Units will have an Order Placement Date of the Business Day following the day on which such an order is submitted.

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Company or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (and Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Company. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities and Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Company) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, and the required Deposit Cash in lieu thereof, if any, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the Business Day after the Order Placement Date. All questions as to the number of Deposit Securities and Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Company, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian, generally through the Federal Reserve Bank wire transfer system, in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Deposit Securities and Cash Component, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day as a new order using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the

Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

C.ISSUANCE OF A CREATION UNIT
Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Company of the Deposit Securities and payment of the Cash Component, as applicable, have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Company will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be issued in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Company) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Fund may use such cash collateral to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

D.ACCEPTANCE OF ORDERS OF CREATION UNITS
The Company reserves the absolute right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not deemed by the Company to be in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor or group of related investors, upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel to the

Company, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Adviser, have an adverse effect on the Company or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Company, be unlawful; or (h) in the event that circumstances outside the control of the Company, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Company, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Company, the Fund, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company’s determination shall be final and binding.
E.CREATION TRANSACTION FEE
A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $250, regardless of the number of Creation Units created in the transaction. From time to time and for such periods as the Adviser may deem appropriate, the Adviser may increase, decrease or otherwise modify the transaction fee for the purchase of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares, not to exceed the maximum amount approved by the Board. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Adviser may determine to not charge a variable fee on certain orders when it has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate adjustments to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Company to their account or on their order.

F.RISKS OF PURCHASING CREATION UNITS
There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.
G.REDEMPTION
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund and the Distributor through the Transfer Agent and only on a Business Day. EXCEPT UPON REORGANIZATION, MERGER, CONVERSION OR LIQUIDATION OF THE FUND, THE COMPANY WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS AND WILL ONLY REDEEM SHARES TO AUTHORIZED PARTICIPANTS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The Fund, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Company. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Company’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities. Together, the

Fund Securities, Cash Redemption Amount and any cash in lieu of Fund Securities constitute the “Fund Redemption.”

The composition of the Fund Redemption will normally be the same as the composition of the Fund Deposit, although the Fund reserves the right to accept a Fund Redemption that consists of a custom order as described above. From day to day, the composition of the Fund Redemption may change as, among other things, portfolio adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. All questions as to the composition of the Fund Redemption and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Company, and the Company’s determinations shall be final and binding.

H.REDEMPTION TRANSACTION FEE
A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $250, regardless of the number of Creation Units redeemed in the transaction. From time to time and for such periods as the Adviser may deem appropriate, the Adviser may increase, decrease or otherwise modify the transaction fee for the redemption of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such redemptions, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares, not to exceed the maximum amount approved by the Board. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

The redemption transaction fee will be limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities (currently 2% of the value of the Shares redeemed).

I.PROCEDURES FOR REDEMPTIONS OF CREATION UNITS
Orders to redeem Creation Units of the Fund on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. In addition, orders to redeem Creation Units on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Company’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Company is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Company, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Company’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
The Company reserves the absolute right, in its sole discretion, to verify an Authorized Participant’s ownership of Shares and its ability to settle a redemption order by the Settlement Date, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the Fund.

J.ADDITIONAL REDEMPTION PROCEDURES
In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date.
The Company may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Company’s brokerage and other transaction costs associated with the disposition of Fund Securities). The

Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Company to provide a written confirmation with respect to QIB status to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. The Company generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus two business days. The Company may pay for redemptions of Creation Units on a basis other than T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Company to pay in-kind redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Pursuant to SEC rule, the Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver foreign portfolio securities in any given year is not expected to exceed 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

XV.     DETERMINATION OF NAV
NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open.
In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
XVI.    DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are generally declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the “Code”) to preserve the Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Company.
The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Company reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Company will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Company of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
XVII.    FEDERAL INCOME TAXES
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Taxation of the Fund” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
A.TAXATION OF THE FUND
The Fund has elected and intends to continue to qualify each year to be treated as a separate RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent the Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a separate corporation for federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Company level.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay the Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.
If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
B.TAXATION OF SHAREHOLDERS – DISTRIBUTIONS
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.
Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. In addition, certain capital gain dividends attributable to dividends the Fund receives from REITs (i.e., “unrecaptured section 1250 gain”) may be taxable to non-corporate shareholders at a rate of 25%.
Qualified dividend income includes, in general and, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF, an underlying fund taxable as a RIC, or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT. Due to the Fund’s investments in REITs it is expected that a significant portion of the Fund’s distributions will not qualify to be treated as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from REITs and other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares. Due to the Fund’s investments in REITs it is expected that a significant portion of the Fund’s distributions will not qualify to be treated as qualified dividend income.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
C.TAXATION OF SHAREHOLDERS – SALE OF SHARES
A sale, redemption, or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant (“AP”) who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The ability of APs to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. The Internal Revenue Service

(“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Company, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Company also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
D.TAX TREATMENT OF PORTFOLIO TRANSACTIONS
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Descriptions of the Fund and Its Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In General. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain Fixed-Income Investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-

kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.
Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF or underlying fund which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If the Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund-of-funds” under the

Code if at least 50% of the value of such Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.
If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
The Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by the Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions ⎯ Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors ⎯ Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.
Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Fund Taxation – Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Fund Taxation.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium unrelated to the conversion feature of the security over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatory convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in Securities of Uncertain Tax Character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.
E.BACKUP WITHHOLDING
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,
•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
F.NON-U.S. INVESTORS
The Fund generally does not sell shares to investors residing outside of the United States. If, however, a non-U.S. investor were to acquire Fund shares they should be aware that non-U.S. investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.
In General. The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.
Interest-Related Dividends and Short-Term Capital Gain Dividends. Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.
The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.
U.S. Estate Tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.
U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.
The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide other (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it meets certification requirements described below. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
G.EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
XVIII.    PERFORMANCE COMPARISONS
The Fund may compare its investment performance to appropriate market indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisers. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized fund statistical services. Any performance information should be considered in light of the Fund’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.
XIX.    FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Fund’s Annual Report at no charge by calling 1-888-JACOB-FX or through the Fund’s website at www.jacobforwardetfs.com.

JACOB FUNDS INC.

N-1A PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)(1)
Articles of Incorporation of the Registrant dated July 12, 1999 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 14, 1999.

(i)
Articles of Amendment filed with the Maryland Secretary of State on December 22, 2009 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(ii)
Articles of Amendment filed with the Maryland Secretary of State on March 8, 2021 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 12, 2021.

(iii)
Articles Supplementary filed with the Maryland Secretary of State on December 22, 2009 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(iv)
Articles Supplementary filed with the Maryland Secretary of State on November 9, 2012 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 16, 2012.

(v)
Articles Supplementary filed with the Maryland Secretary of State on August 3, 2017 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 12, 2021.

(vi)
Articles Supplementary filed with the Maryland Secretary of State on March 8, 2021 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 12, 2021.

(b)	By-Laws of the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 14, 1999.

(c)
Instruments Defining Rights of Security Holders.

See the SIXTH and EIGHTH Articles of the Registrant’s Articles of Incorporation.

See also, Article II, “Meetings of Stockholders,” of the Registrant’s By-Laws.

(d)(1)
Investment Advisory Agreement between the Registrant, on behalf of Jacob Internet Fund, and Jacob Asset Management of New York LLC dated November 27, 1999 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated September 1, 2017 to the Investment Advisory Agreement dated November 27, 1999 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(ii)
Amended and Restated Fee Waiver Agreement dated September 1, 2017 by and between Jacob Funds, Inc., a Maryland corporation on behalf of the Jacob Internet Fund and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(iii)
Amendment dated June 1, 2021 to the Investment Advisory Agreement by and between Jacob Funds Inc. a Maryland corporation, on behalf of the Jacob Internet Fund, and Jacob Asset Management of New York LLC - filed herewith.

(d)(2)
Investment Advisory Agreement between the Registrant and Jacob Asset Management of New York LLC dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A as filed with the SEC via EDGAR on December 29, 2010.

(i)
Amendment dated September 1, 2017 to the Investment Advisory Agreement dated February 1, 2010 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(ii)
Amended and Restated Fee Waiver Agreement dated September 1, 2017 by and between Jacob Funds Inc., a Maryland corporation, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund) and Jacob Asset Management of New York LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-1A as filed with the SEC via EDGAR on December 29, 2017.

(iii)
Amendment dated June 1, 2021 to the Investment Advisory Agreement by and between Jacob Funds Inc. a Maryland corporation, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund) and Jacob Asset Management of New York LLC - filed herewith.

(d)(3)	Investment Advisory Agreement between the Registrant and Jacob Asset Management of New York LLC dated May 21, 2021 on behalf of the Jacob Forward ETF - filed herewith.
(e)(1)     Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 1, 2003 (“Distribution Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N‑1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Distribution Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(e)(2)	Form of Distribution Agreement between the Registrant and Quasar Distributors, LLC on behalf of the the Jacob Forward ETF - filed herewith.
(f)     Bonus or Profit Sharing Contracts.
Not applicable.

(g)(1)
Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 29, 2010 (“Custody Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated October 28, 2016 to the Custody Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(g)(2)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.

(h)(1)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 (“Fund Administration Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Fund Administration Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(h)(2)	Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.

(h)(3)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) dated August 27, 1999 (“Transfer Agent Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(i)
Amendment dated October 28, 2016 to the Transfer Agent Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(h)(4)	Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.
(h)(5)
Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 27, 2006 (“Fund Accounting Servicing Agreement”) is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 on Form N-1A as filed with the SEC via EDGAR on December 23, 2011.

(i)
Amendment dated October 28, 2016 to the Fund Accounting Servicing Agreement is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(h)(6)	Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bank, N.A. for the Jacob Forward ETF - filed herewith.
(h)(7)	Form of Authorized Participant Agreement - filed herewith.

(i)(1)
Opinion and Consent of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 16, 2012.

(i)(2)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, with respect to the Jacob Forward ETF - filed herewith.

(j)(1)	Consent of the Registrant’s Independent Registered Public Accounting Firm - filed herewith.

(j)(2)	Powers of Attorney are incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A as filed with the SEC via EDGAR on September 24, 1999.

(k)	Initial balance sheet as of September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999.

(l)
Subscription Letter of Initial Shareholder dated September 20, 1999 is incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 on Form N-1A as filed with the SEC via EDGAR on October 22, 1999.

(m)(1)
Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 11, 2002, on behalf of the Jacob Internet Fund, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(m)(2)
Amended and Restated Shareholder Servicing Agreement between the Registrant and Jacob Asset Management of New York LLC dated October 17, 2003 is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 on Form N-1A as filed with the SEC via EDGAR on December 29, 2003.

(m)(3)
Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and the Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund), is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 on Form N-1A as filed with the SEC via EDGAR on December 23, 2016.

(m)(4)	Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, on behalf of the Jacob Forward ETF - filed herewith.

(n)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, on behalf of the Jacob Small Cap Growth Fund and Jacob Discovery Fund (f/k/a Jacob Micro Cap Growth Fund), is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-1A as filed with the SEC via EDGAR on December 24, 2012.

(o)	Reserved.

(p)(1)
Amended Joint Code of Ethics of the Registrant and Jacob Asset Management of New York LLC, the Registrant’s investment adviser is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 on Form N-1A as filed with the SEC via EDGAR on December 23, 2009.

(p)(2)	Code of Ethics for the Principal Underwriter - not applicable per Rule 17j-1(c)(3).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30. INDEMNIFICATION

In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant’s Articles of Incorporation provides as follows:

“NINTH: (1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.”

In Section 7 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus. The Distributor also agrees to indemnify the Registrant, its officers and directors, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The description of Jacob Asset Management of New York LLC (“Adviser”) under the caption “Management, Organization and Capital Structure” in the Prospectus and “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information of the Registration Statement is incorporated herein by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to the Adviser’s Form ADV (File #801-56730) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 32. PRINCIPAL UNDERWRITER
(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust	PIA Short-Term Securities Fund, Series of Advisors Series Trust
American Trust Allegiance Fund, Series of Advisors Series Trust	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust	Poplar Forest Partners Fund, Series of Advisors Series Trust
Chase Growth Fund, Series of Advisors Series Trust	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Edgar Lomax Value Fund, Series of Advisors Series Trust	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust	Pzena Small Cap Value Fund, Series of Advisors Series Trust
First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust	Scharf Fund, Series of Advisors Series Trust
Huber Large Cap Value Fund, Series of Advisors Series Trust	Scharf Global Opportunity Fund, Series of Advisors Series Trust
Huber Select Large Cap Value Fund, Series of Advisors Series Trust	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
Huber Mid Cap Value Fund, Series of Advisors Series Trust	Semper MBS Total Return Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust	Semper Short Duration Fund, Series of Advisors Series Trust
Logan Capital International Fund, Series of Advisors Series Trust	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust	The Aegis Funds
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust	Allied Asset Advisors Funds
O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust	Alpha Architect ETF Trust
PIA BBB Bond Fund, Series of Advisors Series Trust	Angel Oak Funds Trust

PIA High Yield Fund, Series of Advisors Series Trust	Barrett Opportunity Fund, Inc.
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust	Bridges Investment Fund, Inc.
PIA MBS Bond Fund, Series of Advisors Series Trust	Brookfield Investment Funds
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions	Buffalo Funds
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions	Cushing® Mutual Funds Trust
AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions	DoubleLine Funds Trust
The Acquirers Fund, Series of ETF Series Solutions	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AI Powered International Equity ETF, Series of ETF Series Solutions	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions	Loncar China BioPharma ETF, Series of ETF Series Solutions
AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
Blue Horizon BNE ETF, Series of ETF Series Solutions	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions	Opus Small Cap Value ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions	Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions	US Global JETS ETF, Series of ETF Series Solutions
Deep Value ETF, Series of ETF Series Solutions	US Vegan Climate ETF, Series of ETF Series Solutions
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions	Volshares Large Cap ETF, Series of ETF Series Solutions
Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions	First American Funds, Inc.
Hoya Capital Housing ETF, Series of ETF Series Solutions	FundX Investment Trust
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions	The Glenmede Fund, Inc.
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions	The Glenmede Portfolios
LHA Market State US Tactical ETF, Series of ETF Series Solutions	The GoodHaven Funds Trust
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions	Greenspring Fund, Incorporated
ATAC Rotation Fund, Series of Managed Portfolio Series	Harding, Loevner Funds, Inc.
Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series	Hennessy Funds Trust

Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series	Horizon Funds
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series	Hotchkis & Wiley Funds
Ecofin Global Water ESG Fund, Series of Managed Portfolio Series	Intrepid Capital Management Funds Trust
Great Lakes Bond Fund, Series of Managed Portfolio Series	Jacob Funds Inc.
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series	The Jensen Quality Growth Fund Inc.
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series	Kirr, Marbach Partners Funds, Inc.
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Jackson Square Global Growth Fund, Series of Managed Portfolio Series	Core Alternative ETF, Series of Listed Funds Trust
Jackson Square International Growth Fund, Series of Managed Portfolio Series	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series	LKCM Funds
Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series	LoCorr Investment Trust
Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series	Lord Asset Management Trust
LK Balanced Fund, Series of Managed Portfolio Series	MainGate Trust
Muhlenkamp Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
Port Street Quality Growth Fund, Series of Managed Portfolio Series	Argent Small Cap Fund, Series of Manager Directed Portfolios
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series	Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series	iM DBi Hedge Strategy ETF, Series of Manager Directed Portfolios
TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series	iM DBi Managed Futures Strategy ETF, Series of Manager Directed Portfolios
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series	iM Dolan McEniry Corporate Bond Fund, Series of Manager Directed Portfolios
Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.	Pemberwick Fund, Series of Manager Directed Portfolios
Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.	Matrix Advisors Funds Trust
Boston Partners Global Equity Fund, Series of RBB Fund, Inc.	Matrix Advisors Value Fund, Inc.
Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.	Monetta Trust
Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.	Nicholas Equity Income Fund, Inc.

Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.	Nicholas Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.	Nicholas II, Inc.
Campbell Advantage Fund, Series of RBB Fund, Inc.	Nicholas Limited Edition, Inc.
Campbell Systematic Macro Fund, Series of RBB Fund, Inc.	Permanent Portfolio Family of Funds
MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.	Perritt Funds, Inc.
Motley Fool 100 Index ETF, Series of RBB Fund, Inc.	Procure ETF Trust II
Orinda Income Opportunities Fund, Series of RBB Fund, Inc.	Professionally Managed Portfolios
SGI Conservative Fund, Series of RBB Fund, Inc.	Prospector Funds, Inc.
SGI Global Equity Fund, Series of RBB Fund, Inc.	Provident Mutual Funds, Inc.
SGI Peak Growth Fund, Series of RBB Fund, Inc.	RBC Funds Trust
SGI Prudent Growth Fund, Series of RBB Fund, Inc.	Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.	Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.	Adara Smaller Companies Fund, Series of RBB Fund, Inc.
SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.	Aquarius International Fund, Series of RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.	Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
Series Portfolios Trust	Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
Thompson IM Funds, Inc.	Marketfield Fund, Series of Trust for Professional Managers
TrimTabs ETF Trust	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Trust for Advised Portfolios	Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
Barrett Growth Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers	Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
Convergence Market Neutral Fund, Series of Trust for Professional Managers	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers	USQ Core Real Estate Fund
Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers	Wall Street EWM Funds Trust
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers	Wisconsin Capital Funds, Inc.
Jensen Quality Value Fund, Series of Trust for Professional Managers

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, |Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)    The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Jacob Asset Management of New York LLC, 727 2nd Street, #106, Hermosa Beach, California 90254, the Registrant’s Adviser; U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Registrant’s transfer agent and dividend distributing agent; and at U.S. Bank N.A., 615 East Michigan Street, Milwaukee Wisconsin 53202, the Registrant’s custodian.

ITEM 34. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A (this “Amendment”) to be signed below on its behalf by the undersigned, duly authorized, in the City of Hermosa Beach, and in the State of California on May 24, 2021.

Jacob Funds Inc.

/s/ Ryan I. Jacob
Ryan I. Jacob
President, Chief Executive Officer, Director
and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 24, 2021.

Signature	Title
/s/ Ryan I. Jacob	President, Chief Executive Officer, Director and Chairman of the Board
Ryan I. Jacob
/s/ Francis J. Alexander	Vice President, Secretary and Treasurer
Francis J. Alexander
William B. Fell*	Director
William B. Fell
Christopher V. Hajinian*	Director
Christopher V. Hajinian
Jeffrey L. Schwarzschild*	Director
Jeffrey I. Schwarzschild

* By /s/ Ryan I. Jacob
Ryan I. Jacob, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment to the Investment Advisory Agreement (Internet Fund)	EX.99(d)(1)(iii)
Amendment to the Investment Advisory Agreement (Small Cap and Discovery Funds)	EX.99(d)(2)(iii)
Investment Advisory Agreement	EX.99(d)(3)
Form of Distribution Agreement	EX.99(e)(2)
Form of Custody Agreement	EX.99(g)(2)
Form of Fund Administration Servicing Agreement	EX.99(h)(2)
Form of Transfer Agent Servicing Agreement	EX.99(h)(4)
Form of Fund Accounting Servicing Agreement	EX.99(h)(6)
Form of Authorized Participant Agreement	EX.99(h)(7)
Opinion and Consent of Stradley Ronan Stevens & Young LLP	EX.99(i)(2)
Consent of Independent Registered Public Accounting Firm	EX.99(j)(1)
Distribution and Shareholder Servicing Plan	EX.99(m)(4)